real estate joint ventures and investments in associates - Construction credit facilities (Details) - TELUS Sky real estate joint venture - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
real estate joint ventures and investments in associates
Percentage of financing provided	33.333%
Construction financing amount	$ 282	$ 282
Canadian financial institutions
real estate joint ventures and investments in associates
Percentage of financing provided	66.667%